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Lauren D. Macioce T +1 212 596 9883 F +1 646 728 2727 lauren.macioce@ropesgray.com

February 17, 2015

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549 Attn: James E. O’Connor, Esq.

Re:           Stone Ridge Trust III (the “Trust”) (File Nos. 333-201265 and 811-23018)

Dear Mr. O’Connor:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Trust’s Registration Statement (File No. 333-201265) on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 1 to the Trust’s Registration Statement (File No. 811-23018) pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of Stone Ridge Trust III, a Delaware statutory trust.

This pre-effective amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes. This filing has been marked to indicate changes made from the initial filing of the Registration Statement on December 24, 2014. Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by further amendment(s).

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 596-9883.

Very truly yours,

/s/ Lauren D. Macioce
Lauren D. Macioce

cc: Jane Korach
      Elizabeth J. Reza